Note 5 - Loan Payable	3 Months Ended
Oct. 31, 2016
Notes
Note 5 - Loan Payable

NOTE 5 – LOAN PAYABLE

On January 30, 2014, the Company entered into a short-term loan with a non-related party.  The Company was loaned $6,000 from an investment company, the repayment terms are 3% interest with a maturity date of April 30, 2015.  The Company has repaid $2,597 as of October 31, 2016. At October 31, 2016, accrued interest on these loans is $303 (July 31, 2016 - $277). At October 31, 2016, this loan is past due.